Purchases of Equity Securities by the Issuer and Affiliated Purchasers - Additional Information (Detail) (EUR €)	0 Months Ended	1 Months Ended										9 Months Ended
	Apr. 30, 2013	Dec. 31, 2013	Nov. 30, 2013	Oct. 31, 2013	Sep. 30, 2013	Aug. 31, 2013	Jul. 31, 2013	Jun. 30, 2013	May 31, 2013	Apr. 24, 2013	Apr. 17, 2013	Dec. 31, 2013
Equity [Abstract]
Repurchase program agreement, maximum percentage authorized to buy back										Up to a maximum of two times 10.0 percent of our issued share capital as of the date of authorization
Maximum amount of shares intended to be repurchased											€ 1,000,000,000
Total number of shares purchased as a part of publicly announced plans or programs	297,500	4,614,179	3,739,226	2,777,080	2,220,637	2,041,491	1,758,394	1,436,908	687,474			4,614,179
Value of shares repurchased during the period												€ 300,000,000
Average price paid per share												€ 65.02